Pension and other employee benefit plans	12 Months Ended
Mar. 31, 2016
Pension and other employee benefit plans

20. Pension and other employee benefit plans

Severance indemnities and pension plans

MHFG and certain subsidiaries sponsor and offer their employees other than directors and corporate auditors, contributory and non-contributory defined benefit plans. Under these plans, employees are provided with lump-sum cash payments upon leaving the company. The amount of benefits under each plan is principally determined based on the position, the length of service and the reason for retirement. When employees meet certain conditions including the length of service, they may opt to receive annuity payments instead of lump-sum payments at retirement. MHFG and certain subsidiaries also offer special termination benefits to former employees whose contributions during their careers were deemed meritorious and to those with particular circumstances.

Certain foreign offices and subsidiaries have defined contribution plans and/or defined benefit plans, of which disclosures are combined with those for domestic benefit plans, as they are not significant.

MHFG and certain subsidiaries have several defined contribution plans. The costs recognized in respect of contributions to the plans for the fiscal years ended March 31, 2014, 2015 and 2016 were ¥2,487 million, ¥2,444 million and ¥2,820 million, respectively.

Pension plans are not fully integrated among subsidiaries of MHFG and plan assets are managed separately by each plan.

Net periodic benefit cost and funded status

The following table presents the components of net periodic cost of the severance indemnities and pension plans for the fiscal years ended March 31, 2014, 2015 and 2016:

	2014	2015	2016
	(in millions of yen)
Service cost-benefits earned during the fiscal year	33,429	33,578	38,032
Interest costs on projected benefit obligations	20,341	13,060	10,479
Expected return on plan assets	(37,047)	(38,087)	(40,603)
Amortization of prior service benefits	(195)	(195)	(195)
Amortization of net actuarial loss (gain)	7,039	150	(4,108)
Special termination benefits	5,429	5,504	4,456

Net periodic benefit cost	28,996	14,010	8,061

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) before-tax for the fiscal years ended March 31, 2015 and 2016 are summarized as follows:

	2015	2016
	(in millions of yen)
Net actuarial gain (loss)	246,523	(160,132)
Amortization of net actuarial loss (gain)	150	(4,108)
Amortization of prior service benefits	(195)	(195)

Total recognized in other comprehensive income (loss) before-tax	246,478	(164,435)

As of March 31, 2016, the amounts in Accumulated other comprehensive income (loss), which will be amortized as prior service benefits and actuarial loss over the next fiscal year, are estimated to be ¥195 million and ¥785 million, respectively.

Weighted-average assumptions used to determine benefit obligations and net periodic benefit cost are as follows:

	2014	2015	2016
Weighted-average assumptions used to determine benefit obligations at fiscal year end:
Discount rates	0.96%	0.76%	0.37%
Rates of increase in future compensation levels	2.00-4.80%	2.00-4.80%	1.80-4.80%
Weighted-average assumptions used to determine net periodic benefit cost during the year:
Discount rates	1.44%	0.96%	0.76%
Rates of increase in future compensation levels	2.31-6.57%	2.00-4.80%	2.00-4.80%
Expected rates of return on plan assets	2.42%	2.17%	1.95%

In estimating the discount rates, the MHFG Group uses interest rates on high-quality fixed-income government and corporate bonds. The durations of such bonds closely match those of the benefit obligations. During the fiscal year ended March 31, 2014, the Group changed the calculation method of the discount rates and revised the benefit formula for certain major plans to refine the estimate in respect of benefit obligations. As a result of these refinements, total benefit obligations of the Group, at March 31, 2014, decreased by ¥110,744 million. Assumed discount rates are reevaluated at each measurement date. The expected rate of return for each asset category is based primarily on various aspects of the long-term prospects for the economy that include historical performance and the market environment.

The following table sets forth the combined funded status and amounts recognized in the accompanying consolidated balance sheets at March 31, 2015 and 2016 for the plans of MHFG and its subsidiaries:

	2015	2016
	(in millions of yen)
Change in benefit obligations:
Benefit obligations at beginning of fiscal year	1,320,690	1,392,459
Service cost	33,578	38,032
Interest cost	13,060	10,479
Plan participants’ contributions	1,179	1,192
Actuarial loss (gain)	86,780	125,122
Foreign exchange translation	2,444	(4,054)
Benefits paid	(50,266)	(51,392)
Lump-sum payments	(15,006)	(16,630)

Benefit obligations at end of fiscal year	1,392,459	1,495,208

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	1,706,054	2,081,600
Actual return (negative return) on plan assets	371,694	5,058
Foreign exchange translation	1,833	(3,312)
Employer contributions	51,106	49,850
Plan participants’ contributions	1,179	1,192
Benefits paid	(50,266)	(51,392)

Fair value of plan assets at end of fiscal year	2,081,600	2,082,996

Funded status	689,141	587,788

Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension cost	712,523	612,102
Accrued pension liability	(23,382)	(24,314)

Net amount recognized	689,141	587,788

Amounts recognized in Accumulated other comprehensive income (loss) before-tax consist of:
Prior service benefits (cost)	(830)	(1,025)
Net actuarial gain (loss)	221,859	57,619

Net amount recognized	221,029	56,594

Note:	The aggregated accumulated benefit obligations of these plans were ¥1,390,738 million and ¥1,493,393 million, respectively, as of March 31, 2015 and 2016. The defined benefit plans generally employ a multi-variable and non-linear formula based upon rank and years of service. Employees with service in excess of one year are qualified to receive lump-sum severance indemnities.

The following table shows the projected benefit obligations and the fair value of plan assets for the plans of MHFG and its subsidiaries with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the plans with accumulated benefit obligations in excess of plan assets at March 31, 2015 and 2016:

	2015	2016
	(in millions of yen)
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	51,707	50,554
Fair value of plan assets	28,325	26,240
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	49,986	48,738
Fair value of plan assets	28,325	26,240

Note:	The plans with projected benefit obligations in excess of plan assets include those with accumulated benefit obligations in excess of plan assets.

Investment policies and asset allocation

In managing plan assets, the MHFG Group determines the appropriate levels of risk that the Group can assume under the given circumstances to maximize the investment returns from a long-term perspective while ensuring that the sufficient funds will be available to plan participants and beneficiaries. Generally, the investment returns are relative to the risks involved. In considering the maximum levels of risk that the MHFG Group can assume, it primarily considers the following factors; the employers’ burden of maintaining the benefit plans based on the design of the plans and future plan contributions, the age distribution of the plan participants and beneficiaries, the financial conditions of the employers, and the employers’ ability to absorb future variability in plan premiums. The long-term asset allocation to each asset category such as Japanese equity securities, Japanese debt securities, foreign equity securities and foreign debt securities is determined based upon the optimal portfolio, which is estimated to yield the maximum return within the range of an acceptable level of risk. Additionally, the asset allocation is reviewed whenever there are large fluctuations in pension plan liabilities caused by modifications of pension plans, or there are changes in the market environment. When selecting an investment in each asset category, the MHFG Group takes into consideration credit standing of an investee, concentration of credit risk to a certain investee, liquidity of a financial instrument, etc. The investments in each asset category are further diversified across funds, strategies, sectors, etc. There is no significant investment in a single investee except Japanese government bonds.

Certain subsidiaries of MHFG established employee retirement benefit trusts and transferred their assets to the trusts as plan assets. These assets are separated from the employer’s proprietary assets for the payment to the plan beneficiaries. The assets held in these trusts are primarily Japanese equity securities and have been entrusted directly to qualified trustees including trust banks.

MHFG and certain subsidiaries’ target allocation for the plan assets, excluding those of the employee retirement benefit trusts, at March 31, 2016 is as follows:

Asset category	Asset ratio
Japanese equity securities	5.00%
Japanese debt securities	44.00%
Foreign equity securities	25.00%
Foreign debt securities	10.00%
General account of life insurance companies	14.00%
Other	2.00%

Total	100.00%

Note:	General account of life insurance companies is a contract with life insurance companies which guarantees payments of principal and predetermined interest rates.

Fair value of plan assets

The following table presents the fair value of plan assets of MHFG and its subsidiaries at March 31, 2015 and 2016, by asset class. For the detailed information on fair value measurements, including descriptions of Level 1, 2 and 3 of the fair value hierarchy and the valuation methodologies, see Note 27 “Fair value”.

	2015						2016
	Level 1		Level 2		Level 3	Total	Level 1		Level 2		Level 3	Total
	(in billions of yen)
Japanese equity securities:
Common stocks (1)	1,085		—		—	1,085	1,114		1		—	1,115
Pooled funds (2)	9		65		—	74	10		51		—	61
Japanese debt securities:
Government bonds	240		—		—	240	262		—		—	262
Pooled funds (2)	—		73		—	73	—		84		—	84
Other	—		28		—	28	—		32		—	32
Foreign equity securities:
Common stocks	106		4		—	110	98		4		—	102
Pooled funds (2)	16		146		—	162	—		154		—	154
Foreign debt securities:
Government bonds	66		7		—	73	72		6		—	78
Pooled funds (2)	—		13		—	13	—		13		—	13
Other	—		16		—	16	—		18		—	18
General account of life insurance companies (3)	—		118		—	118	—		121		—	121
Hedge funds	—		—		3	3	—		—		3	3
Other	84	(4)	3	(5)	—	87	44	(4)	(4	) (5)	—	40

Total assets at fair value	1,606		473		3	2,082	1,600		480		3	2,083

Notes:

(1)	This class represents equity securities held in the employee retirement benefit trusts of ¥1,085 billion and ¥1,115 billion at March 31, 2015 and 2016, respectively, which are well-diversified across industries.
(2)	These classes primarily include pension investment fund trusts. Investments in these classes are generally measured at their net asset values per share and can be redeemed within a short-term period upon request.
(3)	Investments in this class are measured at conversion value.
(4)	Amounts primarily include cash and short-term assets carried at fair value.
(5)	Amounts primarily include foreign exchange contracts carried at fair value.

Amounts of actual returns on and purchases and sales of Level 3 assets during the fiscal years ended March 31, 2015 and 2016 were not significant.

Contributions

The total contribution of approximately ¥50 billion is expected to be paid to the pension plans during the fiscal year ending March 31, 2017, based on the current funded status and expected asset return assumptions.

Estimated future benefit payments

The following table presents forecasted benefit payments including the effect of expected future service for the fiscal years indicated:

(in millions of yen)
Fiscal year ending March 31:
2017	66,777
2018	68,373
2019	69,634
2020	70,856
2021	71,263
2022-2026	350,152